Principal Group companies (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Principal Subsidiaries and Their Countries of Incorporation

The following represent the principal subsidiaries and their countries of incorporation of the Group at 31 December 2017. The equity share capital of these entities is wholly owned by the Group except where its percentage interest is shown otherwise. All companies are incorporated in their principal country of operation except where stated.

England	US
Glaxo Group Limited	Block Drug Company, Inc. (63.5%)
Glaxo Operations UK Limited	Corixa Corporation
GlaxoSmithKline Capital plc	GlaxoSmithKline Capital Inc.
GlaxoSmithKline Consumer Healthcare Holdings Limited (63.5%)	GlaxoSmithKline Consumer Healthcare, L.P. (55.9%)
GlaxoSmithKline Consumer Healthcare (UK) Trading Limited (63.5%)	GlaxoSmithKline Holdings (Americas) Inc.
GlaxoSmithKline Export Limited	GlaxoSmithKline LLC
GlaxoSmithKline Finance plc	Human Genome Sciences, Inc.
GlaxoSmithKline Holdings Limited *	GSK Consumer Health, Inc. (formerly Novartis Consumer Health, Inc.) (63.5%)
GlaxoSmithKline Research & Development Limited	S.R. One, Limited
GlaxoSmithKline Services Unlimited *	Stiefel Laboratories, Inc.
GlaxoSmithKline UK Limited	ViiV Healthcare Company (78.3%)
Setfirst Limited
SmithKline Beecham Limited
ViiV Healthcare Limited (78.3%)
ViiV Healthcare UK Limited (78.3%)

Europe	Others
GlaxoSmithKline Biologicals SA (Belgium)	GlaxoSmithKline Argentina S.A. (Argentina)
GlaxoSmithKline Pharmaceuticals SA (Belgium)	GlaxoSmithKline Australia Pty Ltd (Australia)
GlaxoSmithKline Biologicals S.A.S. (France)	GlaxoSmithKline Consumer Healthcare Australia Pty Ltd (Australia) (63.5%)
GlaxoSmithKline Sante Grand Public SAS (France) (63.5%)	GlaxoSmithKline Brasil Limitada (Brazil)
Laboratoire GlaxoSmithKline (France)	GlaxoSmithKline Consumer Healthcare Inc. (Canada) (63.5%)
ViiV Healthcare SAS (France) (78.3%)	GlaxoSmithKline Inc. (Canada)
GlaxoSmithKline Consumer Healthcare GmbH & Co. KG	ID Biomedical Corporation of Quebec (Canada)
(Germany) (63.5%)	GlaxoSmithKline Limited (China (Hong Kong))
GlaxoSmithKline GmbH & Co. KG (Germany)	Sino-American Tianjin Smith Kline & French Laboratories Ltd (China) (34.9%)
GSK Vaccines GmbH (Germany)	GlaxoSmithKline Consumer Healthcare Limited (India) (72.5%)
GlaxoSmithKline Consumer Healthcare S.p.A. (Italy) (63.5%)	GlaxoSmithKline Pharmaceuticals Limited (India) (75%)
GlaxoSmithKline S.p.A. (Italy)	GlaxoSmithKline Consumer Healthcare Japan K.K. (Japan) (63.5%)
GSK Vaccines S.r.l. (Italy)	GlaxoSmithKline K.K. (Japan)
GlaxoSmithKline B.V. (Netherlands)	ViiV Healthcare Kabushiki Kaisha (Japan) (78.3%)
GlaxoSmithKline Consumer Healthcare Sp.z.o.o. (Poland) (63.5%)	GlaxoSmithKline Pakistan Limited (Pakistan) (82.6%)
GlaxoSmithKline Pharmaceuticals S.A. (Poland)	Glaxo Wellcome Manufacturing Pte Ltd. (Singapore)
GSK Services Sp z o.o. (Poland)	GlaxoSmithKline Korea Limited (Republic of Korea)
GlaxoSmithKline Trading Services Limited (Republic of Ireland) (i)	GlaxoSmithKline llaclari Sanayi ve Ticaret A.S. (Turkey)
GlaxoSmithKline Healthcare AO (Russia) (63.5%)
GlaxoSmithKline S.A. (Spain)
Laboratorios ViiV Healthcare, S.L. (Spain) (78.3%)
Novartis Consumer Health S.A. (Switzerland) (63.5%)

(i)	Exempt from the provisions of section 347 and 348 of the Companies Act 2014 (Ireland), in accordance with the exemptions noted in Section 357 of that Act. Further subsidiaries, as disclosed on pages 276 to 286, are exempt from these provisions as they are also consolidated in the group financial statements.
*	Directly held wholly owned subsidiary of GlaxoSmithKline plc.